Schedule of deferred revenue, by type (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
IfrsStatementLineItems [Line Items]
Total deferred revenue		₨ 248,177	₨ 387,049	₨ 357,916
Noncurrent	$ 856	64,965	266,920
Current	$ 2,415	183,212	120,129
Global Distribution System Provider [Member]
IfrsStatementLineItems [Line Items]
Total deferred revenue		244,101	381,736
Loyalty Program [Member]
IfrsStatementLineItems [Line Items]
Total deferred revenue		₨ 4,076	₨ 5,313